                                                       Deutsche Asset Management


International Select Equity Fund, European Equity Fund, International Small Cap Equity Fund and Emerging Markets Equity Fund
Institutional Class

Supplement dated October 19, 2001 (Replacing Supplements dated August 22, 2001) to Prospectus dated February 28, 2001

The International Small Cap Equity Fund was closed and liquidated on September 28, 2001.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' and corresponding footnotes in the `Annual Fund Operating Expenses' section for the International Select Equity Fund:

ANNUAL FEES AND EXPENSES
------------------------------------------------------------------------------
                                                  Percentage of Average
                                                        Daily Net Assets
------------------------------------------------------------------------------
Management Fees                                   0.70%
------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees             None
------------------------------------------------------------------------------
Other Expenses                                    0.42%
------------------------------------------------------------------------------
Total Fund Operating Expenses                     1.13%/1/
------------------------------------------------------------------------------

EXPENSE EXAMPLE/2/
------------------- ------------------- ------------------ -------------------
1 year              3 years             5 years            10 years
------------------- ------------------- ------------------ -------------------
$114                $356                $617               $1,363
------------------- ------------------- ------------------ -------------------

/1/ Based on actual expenses for the year ended October 31, 2000, restated to reflect current expenses. The investment advisor and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 1.25%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

Effective September 30, 2001, the following replaces the `Portfolio Managers' section for the International Select Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .    Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .    12 years of investment industry experience.
 .    Fluent in German, French, Italian and Spanish.
 .    Masters in Economics and Business Administration from Freiburg University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .    Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .    13 years investment industry experience.
 .    Member of the Global Equity Portfolio Team and Head of Global Utility
     Research.
 .    UK & Pan European manager.
 .    BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .    Joined the investment advisor in 1984.
 .    16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .    Head of the Japan Equity Team.
 .    BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .    Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .    7 years of investment industry experience.
 .    Chartered Financial Analyst.
 .    Bachelor of Buisness (Hons) degree from the Nanyang Technological
     University.

Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.

 .    Joined the investment advisor in 1995.
 .    6 years of investment industry experience.
 .    Asia-Pacific analyst.
 .    MA from Cambridge University.

Effective September 30, 2001, the following replaces the `Portfolio Managers' section for the Emerging Markets Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.

 .    Joined the investment advisor in 2000.
 .    London emerging markets equities, Investment Manager and Global Strategist,
     Baring Asset Management; 1997 to 2000.
 .    Luxembourg Emerging Markets Equities--Senior Fund Manager, ING Investment
     Management; 1994-1997.
 .    London and Hong Kong Global fund manager, Chase Asset Management; 1989-
     1994.
 .    17 years of investment industry experience.
 .    MBA, University of Michigan.
 .    BA, Economics, Rutgers University, Magna Cum Laude.

Gavin Grant, Fund Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1997.
 .    Prior to that, portfolio manager, Edinburgh Fund Managers; 1991-1997.
 .    10 years of investment industry experience.
 .    Analyst with an emphasis on the Latin American markets.
 .    Member of UK Society of Investment Professionals.
 .    MA, Investment Analysis, Stirling University.

Anish Mathew, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1994.
 .    Prior to that, responsible for the Bombay research team, James Capel; 1992-
     1994.
 .    11 years of investment industry experience.
 .    India, Korea and Philippines analyst.
 .    MBA, Xavier Institute of Management; B.Com (Hons), Delhi University.

Davina Richardson, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 1998.
 .    3 years of investment industry experience.
 .    Analyst with an emphasis on African markets.
 .    MA, Economics, University of Edinburgh.

Bryan Collings, Director, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 2001.
 .    Prior to that, Head of Europe, Middle East and Africa with WestLB Asset
     Management; 1998-2001.
 .    Fund Manager of balanced, segregated pension funds and focused on sector research at Liberty Asset Management in Johannesburg; 1994-1998.
 .    7 years of investment industry experience.
 .    Chartered Financial Analyst.
 .    BA and MA in Economics (Hons) from the University of Stellenbosch.

Andrew Ness, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined the investment advisor in 2001.
 .    Prior to that, analyst focusing on Emerging Europe, the Middle East and
     North Africa with Murray Johnstone; 1994-2001.
 .    7 years of investment industry experience.
 .    BA (Hons) and MSc in Economics from the University of Strathclyde.

The following replaces the `Portfolio Managers' section for the European Equity
Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Michael Levy, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .    Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 .    30 years of business experience, 19 of them as an investment professional.
 .    Degrees in mathematics and geophysics from the University of Michigan.
Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .    Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 .    Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .    10 years of investment industry experience.
 .    BS, Cornell University.

Matthias Knerr, CFA, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined Deutsche Asset Management in 1995 and the Fund in December 1999.
 .    6 years of investment industry experience.
 .    Finance and international business undergraduate degree from Pennsylvania
     State University.
 .    Global engineering, construction, utility, telecommunications and automotive analyst.

Oliver Kratz, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .    Joined Deutsche Asset Management in 1996 and the Fund in August 2000.
 .    7 years of investment industry experience.
 .    Previously, Praktikant with McKinsey & Co.; 1995.
 .    BA from Tufts University and Karlova Universidad; MALD, PhD from Harvard
     University-Tufts University.
 .    Emerging Market and Neur Markt analyst.

The following replaces the 'Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 .    An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

 .    An employee benefit plan with assets of at least $50 million.

 .    A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .    A client of the private banking division of Deutsche Bank AG.

 .    A Director or Trustee of any mutual fund advised or administered by
     Deutsche Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .    Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
     Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .    Defined contribution plans with assets of at least $50 million.

 .    Clients of the private banking division of Deutsche Bank AG.

 .    A Director or Trustee of any mutual fund advised or administered by
     Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPIEINST (8/01)
CUSIPs:
61735K604                   61735K307                   61735K109

                                                       Deutsche Asset Management

International Select Equity Fund--Class A, B and C Shares

Supplement dated October 19, 2001 (replacing supplement dated June 29, 2001) to Prospectuses dated February 28, 2001

Effective September 30, 2001, the following replaces the `Portfolio Managers' section for the International Select Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .  Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  13 years investment industry experience.
 .  Member of the Global Equity Portfolio Team and Head of Global Utility
   Research.
 .  UK & Pan European manager.
 .  BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1984.
 .  16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .  Head of the Japan Equity Team.
 .  BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  Bachelor of Buisness (Hons) degree from the Nanyang Technological University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1995.
 .  6 years of investment industry experience.
 .  Asia-Pacific analyst.
 .  MA from Cambridge University.

The following replaces the text in the `Total Returns, After Fees and Expenses' section:

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing the changes in the Fund's performance year to year. The following bar chart shows the performance history of the Fund's Institutional Class shares, which have been in existence since May 15, 1995/1/. The table presents the performance of the Class A, B or C Shares by adjusting the historical performance of the Fund's Institutional Class Shares for the maximum sales charge and expenses of the Class A, B and C Shares. The table compares these returns with the Morgan Stanley Capital International
(MSCI) EAFE(R) Index over the past year, five years and since inception. The index is a passive measure of combined national stock market returns. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's results.

The following replaces the `Average Annual Returns' table in the `Total Return, After Fees and Expenses' section:

----------------------------------------------------------------------------------------------------------------------
Performance For Periods Ended
December 31, 2000                                                             Average Annual Returns/2/
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Since Inception
                                                                 1 year             5 years           (May 5,1995)/3/
----------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class A Shares               (19.09)%             15.52%                16.52%
----------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class B Shares               (19.24)%             15.81%                16.79%/2/
----------------------------------------------------------------------------------------------------------------------
International Select Equity Fund--Class C Shares               (15.84)%             16.03%                16.88%
----------------------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index                                             (14.17)%              7.13%                 7.57%
----------------------------------------------------------------------------------------------------------------------
Lipper International Equity Funds Average                      (15.60)%              9.09%                 9.16%
----------------------------------------------------------------------------------------------------------------------


/1/ Institutional Class performance is presented because Class A, B and C Shares have no performance history. Except with respect to the impact of sales charges and other expenses, it is expected that the future performance of Class A, B and C Shares will be similar to the future performance of the Institutional Class because the shares are invested in the same portfolio of securities. The bar chart does not reflect: (i) the expenses of the Class A, B and C shares, (ii) 12b-1 fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets for Class A shares and 0.75% of the Fund's average daily net assets for Class B and C shares, (iii) sales charges and (iv) a 0.25% shareholder servicing fee for Class B and C Shares. If they did, returns would be lower than those shown. Institutional Class shares are offered under a separate prospectus, which is available upon request.

/2/ Class A, B and C Shares have no performance history. The performance history of the Institutional Class has been adjusted to reflect the maximum sales charge and applicable expense of each class.

/3/ The inception date in the table is the inception date of the Fund's Institutional Class Shares. The inception date of the Fund's Class A, B and C Shares is February 28, 2001. The MSCI EAFE(R) Index and Lipper International Funds Average are calculated from May 31, 1995.

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains at net asset value, unless you tell us otherwise.

The following sentence is hereby omitted from the `Buying and Selling Fund Shares - To Purchase Shares' section:

Defined contribution plans with assets of $75 million or more may not purchase Class A shares.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We only issue share certificates for Class A Shares and upon request.

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
BDSTKISEEE (10/01)
CUSIPs:
61735K489          61735K471          31735K463

                                                       Deutsche Asset Management

International Select Equity Fund and European Equity Fund
Investment Class

Supplement dated October 19, 2001 (Replacing Supplement dated August 22, 2001) to Prospectus dated February 28, 2001

Effective September 30, 2001, the following replaces the `Portfolio Managers' section for the International Select Equity Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .  Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  13 years investment industry experience.
 .  Member of the Global Equity Portfolio Team and Head of Global Utility
   Research.
 .  UK & Pan European manager.
 .  BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1984.
 .  16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .  Head of the Japan Equity Team.
 .  BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  Bachelor of Buisness (Hons) degree from the Nanyang Technological University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1995.
 .  6 years of investment industry experience.
 .  Asia-Pacific analyst.
 .  MA from Cambridge University.

The following replaces the `Portfolio Managers' section for the European Equity
Fund:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Michael Levy, Managing Director, Deutsche Asset Management and Lead Manager of the Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 . 30 years of business experience, 19 of them as an investment professional. . Degrees in mathematics and geophysics from the University of Michigan.

Clare Brody, CFA, Director, Deutsche Asset Management and Co-Manager of the
Fund.

 .  Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
 .  Portfolio manger with primary focus on European markets and senior analyst covering global telecommunications and pulp and paper.
 .  10 years of investment industry experience.
 .  BS, Cornell University.

Matthias Knerr, CFA, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1995 and the Fund in December 1999.
 .  6 years of investment industry experience.
 .  Finance and international business undergraduate degree from Pennsylvania
   State University.
 . Global engineering, construction, utility, telecommunications and automotive analyst.

Oliver Kratz, Vice President, Deutsche Asset Management and Co-Manager of the Fund.

 .  Joined Deutsche Asset Management in 1996 and the Fund in August 2000.
 .  7 years of investment industry experience.
 .  Previously, Praktikant with McKinsey & Co.; 1995.
 .  BA from Tufts University and Karlova Universidad; MALD, PhD from Harvard
   University-Tufts University.
 .  Emerging Market and Neur Markt analyst.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' sections for each Fund:

Minimum Account Investments

Initial investment                                                                                       $2,000
Subsequent investments                                                                                   $  100
IRA account, initial investment                                                                          $1,000
Initial investment for shareholders of other Deutsche Asset Management Funds' Investment Class Shares    $  500

Automatic investing plan, initial investment                                                             $  250
      Bi-weekly or monthly plan subsequent investments                                                   $  100
      Quarterly plan subsequent investments                                                              $  250
        Semi-annual plan subsequent investments                                                          $  500
Minimum investment for qualified retirement plans (such as 401(k), pension or profit sharing plans)      $    0

Account balance:
        Non-retirement account                                                                           $  500
        IRA account                                                                                      $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following supplements the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' sections for each Fund:

We do not accept starter checks, third party checks, or checks issued by credit card companies or internet based companies.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPISEEE (10/01)
CUSIPs:
61735K679

                                                       Deutsche Asset Management

International Select Equity Fund
Premier Class

Supplement dated October 19, 2001 to Prospectus dated February 28, 2001

Effective September 30, 2001, the following replaces the `Portfolio Managers' section:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Alexander Tedder, Director, Deutsche Asset Management, and Lead Manager of the Fund.

 .  Joined the investment advisor in 1994. Prior to that, was a European analyst and representative for Schroders.
 .  12 years of investment industry experience.
 .  Fluent in German, French, Italian and Spanish.
 .  Masters in Economics and Business Administration from Freiburg University.

Richard Wilson, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1993. Prior to that, managed UK pension funds at HSBC Asset Management from 1988 to 1993.
 .  13 years investment industry experience.
 .  Member of the Global Equity Portfolio Team and Head of Global Utility
   Research.
 .  UK & Pan European manager.
 .  BA from Exeter University.

James Pulsford, Director, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1984.
 .  16 years of investment industry experience including 12 years in Tokyo office specializing in small company investment.
 .  Head of the Japan Equity Team.
 .  BA from Oxford University

Amy Low, Assistant Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1997. Prior to that, was a credit analyst with OCBC from 1994 to 1997.
 .  7 years of investment industry experience.
 .  Chartered Financial Analyst.
 .  Bachelor of Buisness (Hons) degree from the Nanyang Technological University.


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Stuart Kirk, Portfolio Manager, Deutsche Asset Management, and Co-Manager of the Fund.

 .  Joined the investment advisor in 1995.
 .  6 years of investment industry experience.
 .  Asia-Pacific analyst.
 .  MA from Cambridge University.


              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPISEPREPRO (10/01)
CUSIPs:
61735K570

                                      2